Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%,
04/15/26 (Call 01/15/26)	$3,201	$3,198,599

Aerospace & Defense — 2.2%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	8,800	8,195,000
2.25%, 06/15/26 (Call 03/15/26)	1,685	1,556,957
2.75%, 02/01/26 (Call 01/01/26)	4,178	3,996,550
3.10%, 05/01/26 (Call 03/01/26)	1,521	1,464,966
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	1,168	1,077,235
2.13%, 08/15/26 (Call 05/15/26)(a)	1,090	1,048,329
L3Harris Technologies Inc., 3.85%, 12/15/26
(Call 09/15/26)	1,310	1,296,821
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	2,596	2,639,873
Raytheon Technologies Corp., 2.65%, 11/01/26
(Call 08/01/26)	1,064	1,034,793
Teledyne Technologies Inc., 1.60%, 04/01/26
(Call 03/01/26)	1,288	1,171,294
		23,481,818
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	1,176	1,117,471
4.40%, 02/14/26 (Call 12/14/25)(a)	2,620	2,647,484
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)(a)	2,406	2,355,113
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	2,366	2,240,436
BAT International Finance PLC, 1.67%, 03/25/26
(Call 02/25/26)	3,258	2,950,966
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26) .	1,765	1,718,510
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,655	1,490,824
2.75%, 02/25/26 (Call 11/25/25)(a)	1,715	1,658,216
		16,179,020
Airlines — 0.2%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)(a)	906	863,636
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	175	163,447
Series 2014-2, Class A, 3.75%, 03/03/28	534	491,280
Series 2020-1, Class B, 4.88%, 07/15/27	1,126	1,063,468
		2,581,831
Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	2,387	2,321,525

Auto Manufacturers — 1.7%
American Honda Finance Corp.
1.30%, 09/09/26(a)	1,753	1,615,056
2.30%, 09/09/26	1,119	1,065,881
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	3,060	2,761,191
1.50%, 06/10/26 (Call 05/10/26)	2,758	2,470,809
4.00%, 10/06/26 (Call 07/06/26)(a)	1,555	1,527,632
5.25%, 03/01/26 (Call 12/01/25)	2,910	2,971,430
PACCAR Financial Corp., 1.10%, 05/11/26	943	870,351
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	2,312	2,158,183
Toyota Motor Credit Corp.
0.80%, 01/09/26	1,769	1,627,781
1.13%, 06/18/26	1,783	1,649,525
		18,717,839
Security	Par (000)	Value

Banks — 24.7%
Banco Santander SA, 1.85%, 03/25/26	$3,417	$3,107,249
Bank of America Corp.
3.50%, 04/19/26	5,487	5,473,173
4.25%, 10/22/26	4,361	4,407,270
4.45%, 03/03/26(a)	4,314	4,376,122
6.22%, 09/15/26(a)	1,020	1,083,495
Bank of Montreal, 1.25%, 09/15/26	3,270	2,971,580
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	1,074	983,720
1.05%, 10/15/26 (Call 09/15/26)	1,362	1,237,595
2.45%, 08/17/26 (Call 05/17/26)	1,825	1,759,300
2.80%, 05/04/26 (Call 02/04/26)(a)	2,100	2,061,738
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	2,275	2,076,302
1.30%, 09/15/26(a)	2,100	1,901,235
1.35%, 06/24/26	1,535	1,410,788
2.70%, 08/03/26	2,812	2,702,894
Barclays PLC
4.38%, 01/12/26	5,148	5,164,422
5.20%, 05/12/26	4,417	4,460,154
BPCE SA, 3.38%, 12/02/26	1,744	1,698,935
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26	2,125	1,939,084
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	6,405	6,262,233
3.40%, 05/01/26	4,429	4,369,519
3.70%, 01/12/26(a)	4,586	4,588,385
4.30%, 11/20/26	2,147	2,173,322
4.60%, 03/09/26	2,883	2,942,649
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	1,232	1,226,419
Citizens Financial Group Inc., 2.85%, 07/27/26
(Call 04/27/26)(a)	1,162	1,113,800
Cooperatieve Rabobank U.A., 3.75%, 07/21/26	3,145	3,062,601
Credit Suisse AG/New York NY, 1.25%, 08/07/26(a)	4,150	3,694,786
Credit Suisse Group AG, 4.55%, 04/17/26	4,246	4,178,276
Deutsche Bank AG, 4.10%, 01/13/26	757	751,451
Deutsche Bank AG/New York NY
1.69%, 03/19/26	1,910	1,745,759
4.10%, 01/13/26	1,095	1,083,382
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	2,219	2,121,076
4.25%, 03/13/26	950	940,804
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	1,953	1,940,598
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	6,351	6,230,776
3.75%, 02/25/26 (Call 11/25/25)	4,051	4,059,264
HSBC Holdings PLC
3.90%, 05/25/26	5,320	5,290,900
4.30%, 03/08/26	6,543	6,595,409
4.38%, 11/23/26	3,366	3,373,069
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)(a)	6,022	5,862,477
3.20%, 06/15/26 (Call 03/15/26)	3,439	3,402,409
3.30%, 04/01/26 (Call 01/01/26)	5,370	5,337,995
4.13%, 12/15/26	4,430	4,480,059
7.63%, 10/15/26	1,552	1,770,289
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	1,660	1,617,388
Lloyds Banking Group PLC, 4.65%, 03/24/26	3,264	3,228,063
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	2,348	2,228,440

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 03/01/26	$5,260	$5,231,070
Mizuho Financial Group Inc., 2.84%, 09/13/26	2,252	2,121,024
Morgan Stanley
3.13%, 07/27/26	6,387	6,247,827
3.88%, 01/27/26	6,680	6,723,153
4.35%, 09/08/26	4,600	4,639,238
6.25%, 08/09/26	1,573	1,707,885
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	2,728	2,619,644
3.38%, 01/14/26(a)	2,124	2,107,412
NatWest Group PLC, 4.80%, 04/05/26	3,576	3,613,333
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	1,831	1,670,110
2.60%, 07/23/26 (Call 05/23/26)	2,481	2,394,835
Royal Bank of Canada
0.88%, 01/20/26	2,820	2,569,725
1.15%, 07/14/26	1,540	1,399,752
1.20%, 04/27/26	3,635	3,324,498
1.40%, 11/02/26	2,055	1,865,282
4.65%, 01/27/26	3,289	3,358,957
Santander Holdings USA Inc., 3.24%, 10/05/26
(Call 08/05/26)	2,400	2,281,056
State Street Corp., 2.65%, 05/19/26	2,236	2,190,408
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	2,104	1,899,933
1.40%, 09/17/26	4,217	3,786,697
2.63%, 07/14/26	4,545	4,333,976
3.01%, 10/19/26(a)	3,327	3,198,545
3.78%, 03/09/26	3,308	3,296,157
SVB Financial Group, 1.80%, 10/28/26 (Call 09/28/26)	1,460	1,324,089
Toronto-Dominion Bank (The)
0.75%, 01/06/26	2,397	2,177,722
1.20%, 06/03/26	2,460	2,246,497
1.25%, 09/10/26	4,050	3,676,387
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	1,964	1,925,309
3.80%, 10/30/26 (Call 09/30/26)	1,858	1,846,945
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	2,374	2,334,544
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	3,170	3,064,471
Wachovia Corp., 7.57%, 08/01/26(b)	710	789,605
Wells Fargo & Co.
3.00%, 04/22/26	7,393	7,176,829
3.00%, 10/23/26	7,782	7,555,777
4.10%, 06/03/26	5,036	5,053,223
Westpac Banking Corp.
1.15%, 06/03/26	2,055	1,875,064
2.70%, 08/19/26(a)	2,477	2,389,066
2.85%, 05/13/26(a)	4,150	4,040,066
		264,542,765
Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	7,277	7,328,376
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	1,437	1,422,975
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	877	832,729
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	4,291	4,102,496
Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	$2,188	$2,136,516
2.85%, 02/24/26 (Call 11/24/25)	1,711	1,708,160
		17,531,252
Biotechnology — 0.8%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	2,680	2,603,111
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	5,841	5,860,333
		8,463,444
Building Materials — 0.2%
Johnson Controls International PLC, 3.90%, 02/14/26
(Call 11/14/25)(a)	1,362	1,372,120
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	1,152	1,119,041
		2,491,161
Chemicals — 0.9%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26
(Call 07/05/26)	975	831,948
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)(a)	1,514	1,493,924
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	1,507	1,456,681
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)(a)	1,386	1,390,089
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)(a)	1,101	1,108,674
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	520	474,765
Sherwin-Williams Co. (The), 3.95%, 01/15/26
(Call 10/15/25)(a)	875	875,324
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	1,713	1,693,369
		9,324,774
Commercial Services — 0.7%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,445	2,200,940
4.80%, 04/01/26 (Call 01/01/26)(a)	1,604	1,619,158
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,128	987,575
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	2,849	2,775,923
		7,583,596
Computers — 5.5%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	5,423	5,011,015
2.05%, 09/11/26 (Call 07/11/26)	3,755	3,610,357
2.45%, 08/04/26 (Call 05/04/26)	4,432	4,345,842
3.25%, 02/23/26 (Call 11/23/25)	7,704	7,772,951
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	1,360	1,221,525
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	3,833	3,925,030
6.02%, 06/15/26 (Call 03/15/26)(a)	9,694	10,300,069
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	1,525	1,372,256
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	1,250	1,122,987
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	580	535,137
Hewlett Packard Enterprise Co., 1.75%, 04/01/26
(Call 03/01/26)(a)	1,629	1,516,550
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)	2,145	1,958,385
International Business Machines Corp.
3.30%, 05/15/26	6,390	6,362,842
3.45%, 02/19/26	3,130	3,143,209
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(c)	1,775	1,508,342
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	4,855	4,791,351
		58,497,848
Cosmetics & Personal Care — 0.6%
Procter & Gamble Co. (The)
1.00%, 04/23/26	1,554	1,455,710
2.45%, 11/03/26	2,456	2,406,462

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
2.70%, 02/02/26	$1,180	$1,177,109
Unilever Capital Corp., 2.00%, 07/28/26	1,911	1,832,477
		6,871,758
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,343	2,075,875
2.45%, 10/29/26 (Call 09/29/26)	7,635	6,812,787
4.45%, 04/03/26 (Call 02/03/26)	1,408	1,372,659
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	2,665	2,375,021
2.88%, 01/15/26 (Call 12/15/25)	3,047	2,859,427
3.75%, 06/01/26 (Call 04/01/26)	1,960	1,878,934
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)(a)	1,401	1,313,437
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	2,955	2,740,497
3.13%, 05/20/26 (Call 04/20/26)	1,937	1,914,666
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	1,415	1,377,771
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)(a)	1,108	1,120,155
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)	3,487	3,423,432
4.99%, 07/24/26 (Call 07/24/25), (SOFR + 2.160%)(d)	1,000	1,007,050
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	2,614	2,404,305
1.15%, 05/13/26 (Call 04/13/26)	2,183	2,011,591
3.45%, 02/13/26 (Call 11/13/25)(a)	920	925,428
Discover Financial Services, 4.50%, 01/30/26
(Call 11/30/25)(a)	1,566	1,568,975
Invesco Finance PLC, 3.75%, 01/15/26	1,190	1,186,787
Legg Mason Inc., 4.75%, 03/15/26	958	988,522
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	1,724	1,710,536
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	1,022	1,034,111
Nomura Holdings Inc., 1.65%, 07/14/26	2,650	2,371,935
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)(a)	1,256	1,189,658
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	1,280	1,158,400
		46,821,959
Electric — 5.0%
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)	790	775,290
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	1,680	1,516,150
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	1,046	1,040,205
Baltimore Gas & Electric Co., 2.40%, 08/15/26
(Call 05/15/26)(a)	546	524,100
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	795	794,444
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	416	396,494
CenterPoint Energy Inc., 1.45%, 06/01/26 (Call 05/01/26)	1,450	1,328,041
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	1,287	1,262,303
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)(a)	626	605,499
Commonwealth Edison Co., 2.55%, 06/15/26
(Call 03/15/26)	1,285	1,249,817
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	1,190	1,103,618
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,228	1,182,773
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	1,196	1,149,739
Duke Energy Carolinas LLC, 2.95%, 12/01/26
(Call 09/01/26)(a)	1,219	1,200,020
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	3,626	3,475,847
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,506	1,462,145
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,270	1,238,783
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	1,063	1,065,200
	Par
Security	(000)	Value

Electric (continued)
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	$1,993	$1,916,030
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)(a)	950	903,431
Evergy Kansas Central Inc., 2.55%, 07/01/26
(Call 04/01/26)	325	312,728
Eversource Energy, Series U, 1.40%, 08/15/26
(Call 07/15/26)	815	738,740
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	1,887	1,870,187
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	2,234	2,132,621
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)(a)	712	703,392
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	890	866,193
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/26 (Call 05/15/26)	1,108	1,016,612
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	1,146	1,048,361
3.15%, 01/01/26	4,341	4,051,803
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	1,493	1,445,806
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,331	1,222,816
2.25%, 09/15/26 (Call 06/15/26)	953	911,525
San Diego Gas & Electric Co., 2.50%, 05/15/26
(Call 02/15/26)(a)	1,405	1,351,849
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	1,196	1,154,020
Southern California Edison Co., Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(a)	781	713,420
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	3,937	3,852,591
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)(a)	648	589,609
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	1,117	1,065,897
Series N, 1.65%, 03/15/26 (Call 02/15/26)	1,030	952,554
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,010	1,004,263
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	1,290	1,255,118
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	1,220	1,199,406
		53,649,440
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)(a)	1,518	1,385,979

Electronics — 1.4%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	1,052	1,019,125
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	1,643	1,662,124
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	1,655	1,600,766
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	1,922	1,874,757
Honeywell International Inc., 2.50%, 11/01/26
(Call 08/01/26)(a)	3,388	3,301,945
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(a)	1,213	1,196,697
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	1,400	1,275,904
TD SYNNEX Corp., 1.75%, 08/09/26	1,650	1,475,215
Tyco Electronics Group SA, 3.70%, 02/15/26
(Call 11/15/25)	915	919,017
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	1,298	1,145,109
		15,470,659
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	1,844	1,793,585

Food — 1.6%
Bestfoods, Series E, 7.25%, 12/15/26(a)	45	51,805
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	805	784,811
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	1,096	1,061,662
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	988	963,023
Kellogg Co., 3.25%, 04/01/26	1,757	1,740,765
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	4,405	4,264,304

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	$1,790	$1,720,745
3.50%, 02/01/26 (Call 11/01/25)(a)	1,691	1,690,527
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	1,078	976,647
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	2,191	2,174,436
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	1,843	1,856,970
		17,285,695
Gas — 0.3%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	1,242	1,270,579
Southern California Gas Co., Series TT, 2.60%, 06/15/26
(Call 03/15/26)	1,115	1,077,547
Southern Co. Gas Capital Corp., 3.25%, 06/15/26
(Call 03/15/26)	820	800,853
		3,148,979
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 03/01/26
(Call 01/01/26)	1,213	1,211,472

Health Care - Products — 0.9%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)(a)	3,903	4,029,613
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	1,690	1,614,254
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	2,090	2,087,200
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26
(Call 12/15/25)(a)	1,526	1,485,393
		9,216,460
Health Care - Services — 1.8%
Elevance Health Inc., 1.50%, 03/15/26 (Call 02/15/26)	1,663	1,551,895
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	3,217	3,273,169
5.38%, 09/01/26 (Call 03/01/26)	3,210	3,273,750
5.88%, 02/15/26 (Call 08/15/25)	2,410	2,491,844
Laboratory Corp. of America Holdings, 1.55%, 06/01/26
(Call 05/01/26)	1,220	1,118,850
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	985	952,357
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	1,163	1,155,685
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	797	742,820
1.25%, 01/15/26(a)	837	784,428
3.10%, 03/15/26	2,540	2,537,206
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)(c)	1,830	1,597,773
		19,479,777
Holding Companies - Diversified — 2.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,282	1,979,133
3.88%, 01/15/26 (Call 12/15/25)	2,438	2,297,961
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	785	679,480
2.95%, 03/10/26 (Call 02/10/26)	718	645,073
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(c)	715	622,436
Blackstone Private Credit Fund, 2.63%, 12/15/26
(Call 11/15/26)(c)	2,715	2,306,420
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)	1,820	1,621,256
3.63%, 01/15/26 (Call 12/15/25)	1,540	1,456,778
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	2,221	2,026,285
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	1,451	1,356,264
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	1,328	1,155,798
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	1,368	1,215,099
	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	$2,078	$1,869,971
4.25%, 01/15/26 (Call 12/15/25)	1,300	1,242,241
OWL Rock Core Income Corp., 3.13%, 09/23/26
(Call 08/23/26)(c)	860	748,286
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	760	655,356
3.71%, 01/22/26 (Call 12/22/25)	931	840,721
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26
(Call 07/01/26)	596	528,348
		23,246,906
Home Builders — 0.3%
DR Horton Inc., 1.30%, 10/15/26 (Call 09/15/26)	1,493	1,320,334
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	1,256	1,289,121
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)(a)	1,013	1,047,361
		3,656,816
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,090	1,074,380

Insurance — 3.1%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	1,190	1,091,694
2.88%, 10/15/26 (Call 07/15/26)(a)	997	977,119
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	1,178	1,175,562
American International Group Inc., 3.90%, 04/01/26
(Call 01/01/26)	3,821	3,823,484
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	1,155	1,153,395
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)(a)	6,416	6,441,985
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	1,670	1,672,939
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	1,425	1,450,023
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	1,254	1,264,596
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	835	825,548
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	1,421	1,429,355
Manulife Financial Corp., 4.15%, 03/04/26	2,703	2,721,651
Marsh & McLennan Companies Inc., 3.75%, 03/14/26
(Call 12/14/25)	1,838	1,857,428
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	30	34,155
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	1,157	1,151,666
Principal Financial Group Inc., 3.10%, 11/15/26
(Call 08/15/26)(a)	918	882,611
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)(a)	1,360	1,272,457
Reinsurance Group of America Inc., 3.95%, 09/15/26
(Call 06/15/26)	1,020	1,019,837
Swiss Re America Holding Corp., 7.00%, 02/15/26	234	258,607
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,319	1,326,083
Voya Financial Inc., 3.65%, 06/15/26	1,270	1,252,245
		33,082,440
Internet — 1.6%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	4,507	4,356,646
Amazon.com Inc., 1.00%, 05/12/26 (Call 04/12/26)	5,575	5,178,395
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)(a)	1,000	921,750
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	2,276	2,299,716
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)	1,713	1,578,187
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	1,940	1,961,786
JD.com Inc., 3.88%, 04/29/26(a)	816	807,905
		17,104,385
Iron & Steel — 0.3%
ArcelorMittal SA, 4.55%, 03/11/26(a)	805	812,841

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel (continued)
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 08/29/22)(a)	$998	$999,018
Vale Overseas Ltd., 6.25%, 08/10/26	1,706	1,823,270
		3,635,129
Lodging — 0.3%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)(a)	977	985,686
Marriott International Inc./MD, Series R, 3.13%, 06/15/26
(Call 03/15/26)	1,946	1,877,092
		2,862,778
Machinery — 1.1%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	958	888,123
1.15%, 09/14/26	812	747,982
2.40%, 08/09/26(a)	970	939,687
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,195	1,081,511
1.88%, 01/15/26 (Call 12/15/25)	1,138	1,050,249
John Deere Capital Corp.
0.70%, 01/15/26	928	856,145
1.05%, 06/17/26(a)	1,402	1,301,140
1.30%, 10/13/26	255	235,801
2.25%, 09/14/26	1,571	1,527,735
2.65%, 06/10/26	847	833,406
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)(a)	1,639	1,557,886
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	1,100	1,075,976
		12,095,641
Manufacturing — 0.6%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	1,641	1,580,677
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	2,439	2,405,317
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	1,250	1,252,100
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	1,082	1,063,098
		6,301,192
Media — 1.8%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)(a)	4,921	4,894,722
Discovery Communications LLC, 4.90%, 03/11/26
(Call 12/11/25)	1,592	1,624,700
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	670	679,300
Paramount Global, 4.00%, 01/15/26 (Call 10/15/25)	2,163	2,164,903
TCI Communications Inc., 7.88%, 02/15/26	944	1,072,120
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	1,569	1,545,622
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,976	1,864,336
3.00%, 02/13/26	1,526	1,514,463
Walt Disney Co. (The)
1.75%, 01/13/26	2,717	2,583,106
3.38%, 11/15/26 (Call 08/15/26)	1,874	1,867,647
		19,810,919
Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26(a)	520	569,712

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26
(Call 11/01/26)	1,895	1,732,485

Oil & Gas — 3.3%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	2,070	2,050,025
3.41%, 02/11/26 (Call 12/11/25)	2,356	2,360,123
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	5,143	5,111,319
	Par
Security	(000)	Value

Oil & Gas (continued)
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	$1,712	$1,692,723
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	2,016	2,059,142
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	3,170	3,073,347
3.04%, 03/01/26 (Call 12/01/25)	5,290	5,275,241
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(c)	1,958	2,005,814
Marathon Petroleum Corp., 5.13%, 12/15/26
(Call 09/15/26)	1,485	1,538,831
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,670	1,702,498
Phillips 66, 1.30%, 02/15/26 (Call 01/15/26)	1,046	962,153
Phillips 66 Co., 3.55%, 10/01/26 (Call 07/01/26)(c)	1,108	1,089,541
Pioneer Natural Resources Co., 1.13%, 01/15/26
(Call 12/15/25)	244	222,413
Shell International Finance BV
2.50%, 09/12/26(a)	2,293	2,227,650
2.88%, 05/10/26	4,084	4,015,103
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)(a)	120	117,535
		35,503,458
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
2.06%, 12/15/26 (Call 11/15/26)	758	705,236

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,545	1,502,080
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)	2,999	2,731,249
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)(a)	1,991	2,037,012
		6,270,341
Pharmaceuticals — 5.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	8,914	8,694,805
3.20%, 05/14/26 (Call 02/14/26)	4,503	4,458,510
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	2,735	2,529,629
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)	2,762	2,512,453
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	3,788	3,804,781
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	1,650	1,524,963
4.50%, 02/25/26 (Call 11/27/25)	2,646	2,722,416
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	3,958	3,877,930
3.00%, 08/15/26 (Call 06/15/26)	1,776	1,739,166
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	4,398	4,355,032
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	1,310	1,189,755
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	2,391	2,216,242
Pfizer Inc.
2.75%, 06/03/26(a)	2,631	2,618,740
3.00%, 12/15/26	3,534	3,547,146
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	6,252	6,089,510
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	4,977	4,711,377
		56,592,455
Pipelines — 2.7%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)(a)	900	946,233
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	1,125	1,026,034
4.25%, 12/01/26 (Call 09/01/26)	1,850	1,870,332
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	1,318	1,288,002
4.75%, 01/15/26 (Call 10/15/25)	2,338	2,355,488
Enterprise Products Operating LLC, 3.70%, 02/15/26
(Call 11/15/25)(a)	2,340	2,344,867
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)(a)	908	824,936

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	$1,254	$1,292,987
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)	3,641	3,351,868
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)(a)	1,656	1,732,474
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	1,643	1,637,217
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26
(Call 12/31/25)	3,557	3,716,994
Spectra Energy Partners LP, 3.38%, 10/15/26
(Call 07/15/26)	1,578	1,536,720
TransCanada PipeLines Ltd., 4.88%, 01/15/26
(Call 10/15/25)	2,226	2,289,129
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26
(Call 11/01/25)	2,497	2,784,180
		28,997,461
Real Estate — 0.2%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	1,719	1,759,156

Real Estate Investment Trusts — 5.8%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	865	861,696
4.30%, 01/15/26 (Call 10/15/25)	775	784,881
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	822	815,334
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	1,380	1,238,964
1.60%, 04/15/26 (Call 03/15/26)	1,185	1,082,675
3.38%, 10/15/26 (Call 07/15/26)	1,992	1,929,989
4.40%, 02/15/26 (Call 11/15/25)(a)	1,772	1,788,072
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(a)	656	631,321
2.95%, 05/11/26 (Call 02/11/26)	1,047	1,014,156
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,944	1,847,616
3.65%, 02/01/26 (Call 11/03/25)	2,948	2,921,350
Brixmor Operating Partnership LP, 4.13%, 06/15/26
(Call 03/15/26)	1,245	1,230,795
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	942	859,905
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,525	1,360,590
3.70%, 06/15/26 (Call 03/15/26)	1,907	1,883,716
4.45%, 02/15/26 (Call 11/15/25)	2,533	2,563,801
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	910	872,280
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	863	844,428
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	700	660,975
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	1,554	1,416,020
2.90%, 11/18/26 (Call 09/18/26)	1,647	1,569,855
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	1,093	1,050,745
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	1,052	1,031,570
Federal Realty Investment Trust, 1.25%, 02/15/26
(Call 01/15/26)(a)	526	478,171
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26
(Call 01/15/26)	2,295	2,279,578
Healthcare Realty Holdings LP, 3.50%, 08/01/26
(Call 05/01/26)	1,487	1,434,717
Healthpeak Properties Inc., 3.25%, 07/15/26
(Call 05/15/26)	1,477	1,442,615
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26
(Call 11/01/25)(a)	730	725,744
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)	1,110	1,059,495
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	$855	$829,615
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,567	1,522,826
Mid-America Apartments LP, 1.10%, 09/15/26
(Call 08/15/26)	445	397,456
National Retail Properties Inc., 3.60%, 12/15/26
(Call 09/15/26)	900	877,779
Office Properties Income Trust, 2.65%, 06/15/26
(Call 05/15/26)	775	646,645
Omega Healthcare Investors Inc., 5.25%, 01/15/26
(Call 10/15/25)	1,251	1,253,815
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	830	819,011
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	2,018	1,850,607
1.50%, 11/09/26 (Call 10/09/26)(a)	495	457,835
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	755	675,181
4.13%, 10/15/26 (Call 07/15/26)	1,063	1,073,789
4.88%, 06/01/26 (Call 03/01/26)	1,524	1,574,978
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,320	1,296,913
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	1,670	1,626,931
3.30%, 01/15/26 (Call 10/15/25)	1,867	1,842,822
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	791	784,545
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	745	744,069
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)(a)	1,014	963,128
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	620	591,864
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	916	876,575
4.13%, 01/15/26 (Call 10/15/25)	1,013	1,007,986
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	910	820,966
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	1,493	1,503,929
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	893	892,607
		62,612,926
Retail — 2.5%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)	1,210	1,186,708
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	2,518	2,428,989
3.00%, 04/01/26 (Call 01/01/26)	2,954	2,945,699
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)(a)	3,436	3,328,934
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)(a)	3,867	3,925,198
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	1,427	1,419,266
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	1,047	948,331
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	1,179	1,141,614
Target Corp., 2.50%, 04/15/26	2,254	2,214,194
TJX Companies Inc. (The), 2.25%, 09/15/26
(Call 06/15/26)(a)	2,654	2,555,616
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)	2,661	2,639,260
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	1,580	1,596,669
		26,330,478
Semiconductors — 2.1%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	2,748	2,777,541
Broadcom Inc., 3.46%, 09/15/26 (Call 07/15/26)(a)	1,811	1,775,830
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	2,791	2,750,000
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	1,891	1,925,397
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	1,720	1,577,619
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	1,000	1,025,890
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)(a)	2,245	2,272,726
NXP BV/NXP Funding LLC, 5.35%, 03/01/26
(Call 01/01/26)	1,520	1,571,619

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26
(Call 04/18/26)	$1,839	$1,814,468
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	1,523	1,382,580
Texas Instruments Inc., 1.13%, 09/15/26 (Call 08/15/26)	1,180	1,097,152
TSMC Arizona Corp., 1.75%, 10/25/26 (Call 09/25/26)	2,670	2,474,102
		22,444,924
Software — 3.4%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	2,487	2,495,456
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	1,312	1,292,871
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	1,156	1,123,875
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,530	1,581,561
Fidelity National Information Services Inc., 1.15%, 03/01/26
(Call 02/01/26)	1,981	1,800,907
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	4,365	4,249,284
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	8,082	7,926,907
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	5,863	5,390,677
2.65%, 07/15/26 (Call 04/15/26)	6,411	6,067,947
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	1,901	1,904,821
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	3,270	2,948,624
		36,782,930
Telecommunications — 2.4%
AT&T Inc.
1.70%, 03/25/26 (Call 03/25/23)	5,645	5,256,680
2.95%, 07/15/26 (Call 04/15/26)	1,231	1,198,465
3.88%, 01/15/26 (Call 10/15/25)(a)	1,226	1,233,479
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	3,265	3,218,147
2.95%, 02/28/26	1,751	1,751,298
Rogers Communications Inc., 2.90%, 11/15/26
(Call 08/15/26)(a)	1,076	1,032,766
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	2,165	1,998,122
2.25%, 02/15/26 (Call 02/15/23)	1,025	956,909
2.63%, 04/15/26 (Call 04/15/23)	1,000	942,470
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	3,995	3,739,240
2.63%, 08/15/26	4,050	3,928,136
		25,255,712
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	1,774	1,722,075

Transportation — 1.5%
Canadian National Railway Co., 2.75%, 03/01/26
(Call 12/01/25)	1,309	1,278,775
Canadian Pacific Railway Co., 1.75%, 12/02/26
(Call 11/02/26)	2,080	1,933,755
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)	1,371	1,329,281
	Par/
	Shares
Security	(000)	Value

Transportation (continued)
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	$2,657	$2,653,387
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	2,196	2,206,541
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	1,280	1,252,480
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	915	844,069
2.90%, 12/01/26 (Call 10/01/26)	828	786,161
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	1,130	1,109,185
United Parcel Service Inc., 2.40%, 11/15/26
(Call 08/15/26)(a)	1,032	1,005,705
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)(a)	1,310	1,221,876
		15,621,215
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	1,050	1,017,775

Venture Capital — 0.1%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	920	786,720

Total Long-Term Investments — 98.8%
(Cost: $1,116,990,658)		1,058,826,880

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	46,734	46,729,103
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(e)(f)	4,397	4,397,000

Total Short-Term Securities — 4.8%
(Cost: $51,118,763)		51,126,103

Total Investments in Securities — 103.6%
(Cost: $1,168,109,421)		1,109,952,983

Liabilities in Excess of Other Assets — (3.6)%		(38,196,132)

Net Assets — 100.0%		$1,071,756,851

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$65,569,882	$—		$(18,802,566	)(a)	$(35,395)	$(2,818)	$46,729,103	46,734	$86,387	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,857,000	1,540,000	(a)	—		—	—	4,397,000	4,397	13,275		—
						$(35,395)	$(2,818)	$51,126,103		$99,662		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,058,826,880	$—	$1,058,826,880
Money Market Funds	51,126,103	—	—	51,126,103
	$51,126,103	$1,058,826,880	$—	$1,109,952,983

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate